January 4, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capitol Series Trust (the “Trust”)

File Nos. 333-191495; 811-22895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Hedeker Strategic Appreciation Fund; and (ii) the text of Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 27, 2017, with an effective date of December 29, 2017, with regard to the Hedeker Strategic Appreciation Fund.

Lastly, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Meritage Growth Equity Fund, the Meritage Value Equity Fund and the Meritage Yield-Focus Equity Fund (the “Meritage Funds”); and (ii) the text of Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 29, 2017, with regard to the Meritage Funds.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 587-3447.

Very truly yours,

/s/ Tiffany R. Franklin

Tiffany R. Franklin Secretary

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450

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